Income tax expense components (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Current tax	€ 2,574	€ 424	€ 880
Deferred tax	41	151	7
Total tax expense (income)	2,615	575	887
Other provisions	32,165	27,266	20,218
Tax risks
Disclosure of other provisions [line items]
Other provisions	30,029	25,840	19,675
Provision for other expenses
Disclosure of other provisions [line items]
Other provisions	€ 1,338	€ 877	€ 474